Stock Options (Details) - Equity Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Options outstanding, shares	8,155,168
Granted, shares	200,000	8,155,168
Exercised, shares
Forfeited, shares
Options outstanding, shares	8,355,168	8,155,168
Shares exercisable, shares	1,657,702
Options outstanding, Weighted Average Exercise Price	$ 0.0001
Granted, Weighted Average Exercise Price	0.001	0.0001
Exercised, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Options outstanding, Weighted Average Exercise Price	0.0001	$ 0.0001
Shares exercisable, Weighted Average Exercise Price	$ 0.0001
Options outstanding, Aggregate Intrinsic Value	$ 3,340,872
Shares exercisable, Aggregate Intrinsic Value	$ 662,843